Accrued Pension and Severance Costs (Schedule of Changes in Level 3 Plan Assets) (Detail) - Hedge Funds - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 2,177	¥ 1,013
Net realized / unrealized gain (loss)	¥ 149	186
Purchases, issuances and settlements		¥ 978
Transfer in and / or out of Level 3
Balance at end of year	¥ 2,326	¥ 2,177